Intangible Assets - Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units (Detail) - In respect of two cash-generating units [member]	12 Months Ended
Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Reduction in EBITDA (as defined) margin	2.2 to 3.1 percentage points
Increase in pre-tax discount rate	1.1 to 2.0 percentage points
Minimum [member]
Disclosure of information for cash-generating units [line items]
Reduction in profit before tax	16.20%
Reduction in net cash flow	13.60%
Maximum [member]
Disclosure of information for cash-generating units [line items]
Reduction in profit before tax	22.30%
Reduction in net cash flow	19.60%